Summary of Amounts Reclassification from AOCI to Net Income (Detail) - USD ($) $ in Millions		3 Months Ended												12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) expense, net														$ (19)	$ 4,275		$ (19)
Reclassifications, Total before tax														1,217	4,954		428
Reclassifications, Income tax expense (benefit)														(493)	12		(35)
Net income		$ (71)	$ 251	$ 265	$ 272	$ 243		$ 130		$ 1,212		$ 3,380		717	4,965	[1]	968
Cost of sales														6,091	6,047		$ 5,777
Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	[2]													(128)	4,447
Translation adjustments | Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, Total before tax	[2]													(29)
Net income	[2]													(29)
Translation adjustments | Loss on Venezuela deconsolidation | Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) expense, net	[2]													(29)
Amortization of pension and other employee benefits items | Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial losses and other	[2],[3]													(137)	(130)
Reclassifications, Total before tax	[2]													(137)	(130)
Reclassifications, Income tax expense (benefit)	[2]													46	36
Net income	[2]													(91)	(94)
Gains (losses) on hedging activities | Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, Total before tax	[2]													(8)	6
Reclassifications, Income tax expense (benefit)	[2]													3	(1)
Net income	[2]													(5)	5
Gains (losses) on hedging activities | Interest rate contract | Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) expense, net	[2]														9
Gains (losses) on hedging activities | Foreign exchange contract | Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	[2]													(8)	(3)
Other-than-temporary impairment of equity securities | Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) expense, net	[2]													(5)
Gains on sale of equity securities | Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other (income) expense, net	[2]														4,536
Available-for-sale-securities | Amounts reclassified from AOCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassifications, Total before tax	[2]													(5)	4,536
Reclassifications, Income tax expense (benefit)	[2]													2
Net income	[2]													$ (3)	$ 4,536

[1]	The first quarter of 2016 included benefits of $3.1 billion related to business optimization, separation-related costs, Retained Shares transactions, a loss on debt extinguishment, and product-related items. The second quarter of 2016 included benefits of $1.0 billion related to business optimization, separation-related costs, Retained Shares transactions, and asset impairment. The third quarter of 2016 included charges of $155 million related to business optimization, separation-related costs, a loss on debt extinguishment, and a tax matter. The fourth quarter of 2016 included charges of $47 million related to business optimization, Gambro integration costs, product-related items, separation-related costs, and reserve items and adjustments.
[2]	Amounts in parentheses indicate reductions to net income.
[3]	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 13.